Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables abstract
Schedule of trade receivables

	As of December 31,
in 000€	2024	2023	2022
Trade receivables	53,718	53,505	51,443
Allowance for doubtful accounts	(667)	(807)	(400)
Total	53,052	52,698	51,043

Schedule of changes in the allowance for doubtful accounts receivable in 000€
At January 1, 2022	(1,273)
Addition	(517)
Usage	483
Reversal	906
At December 31, 2022	(400)
Addition	(706)
Usage	122
Reversal	177
At December 31, 2023	(807)
Addition	(527)
Usage	249
Reversal	418
At December 31, 2024	(667)